Employee Severance and Termination Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Employees	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees
Restructuring And Related Activities [Abstract]
Employee severance and other termination costs	$ 29	$ 23	$ 20
Number of employees terminated	2,000	1,600	1,200
Remaining balance of employee termination costs	$ 11	$ 9